March 3, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Attention:       Office of Filings, Information & Consumer Services

RE:	YieldQuest Funds Trust (the “Trust”) File Nos. 333-125172 and 811-21771
Dear Sir/Madam:
Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-named Trust do not differ from those contained in Post-Effective Amendment No. 11 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on February 26, 2010 (Accession # 0000950123-10-018086).
Should you have any comments on this filing, please contact the undersigned at (314) 552-6295.
Sincerely,

/s/ Dee Anne Sjogren Dee Anne Sjogren
Thompson Coburn LLP
One US Bank Plaza
St. Louis, Missouri 63101
cc: Gary Schwartz